Trade And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of trade and other receivables

	At 31 December
In USD	2021	2020

Trade receivables	4,223,645	2,524,153
Customer wallet receivables	1,329,364	449,275
Accrued income	3,038,259	889,140
Less: provision for expected credit losses	(2,403,782)	(1,076,678)

	6,187,486	2,785,890
Other receivables	415,754	74,226

	6,603,240	2,860,116

Summary of provision for expected credit losses for receivables
Trade

receivables are
non-interest
bearing and are generally on up to
60 days
terms. It is not the practice of the Group to obtain collateral over trade receivables and are therefore, unsecured.
Provision for expected credit losses for receivables consists of the following
:

	At 31 December
In USD	2021	2020

Provision for expected credit losses for trade receivables	(1,857,436)	(816,655)
Provision for expected credit losses for customer wallet receivables	(546,346)	(260,023)

	(2,403,782)	(1,076,678)

Summary of provision for expected credit losses	The movement in provision for expected credit losses are as follows:

In USD	2021	2020

At 1 January	1,076,678	347,822
Charge during the year	1,327,104	728,856

At 31 December	2,403,782	1,076,678